UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.     Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

YieldShares High Income ETF

Semi-Annual Report

June 30, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

YieldShares High Income ETF

Table of Contents

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; (ii) the Fund’s website at www.YieldShares.com; and (iii) on the Commission’s website at http://www.sec.gov.

YieldShares High Income ETF

Schedule of Investments

June 30, 2019 (Unaudited)

Sector Weightings †

80.0% Fixed Income
20.0% Equity

† Percentages based on total investments.

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.9%
Equity — 20.0%
Aberdeen Total Dynamic Dividend Fund	1,144,505	$9,545,172
Cohen & Steers Infrastructure Fund	327,904	8,509,109
Kayne Anderson MLP	198,360	3,036,891
Liberty All Star Equity Fund	1,495,467	9,600,898
Tortoise Energy Infrastructure	199,495	4,498,612
Tortoise Midstream Energy Fund	589,765	7,955,930
Voya Prime Rate Trust	386,488	1,839,683
		44,986,295
Fixed Income — 79.9%
AllianceBernstein Global High Income Fund	795,818	9,374,736
BlackRock Corporate High Yield Fund	897,239	9,618,402
BlackRock Debt Strategies Fund	564,899	6,083,962
BlackRock Multi-Sector Income Trust	544,184	9,496,011
Blackstone/GSO Strategic Credit Fund	619,791	9,092,334
Brookfield Real Assets Income Fund	445,071	9,653,590
DoubleLine Income Solutions Fund	494,945	9,884,052
Eaton Vance Limited Duration Income Fund	706,387	8,935,796
Eaton Vance Senior Floating-Rate Trust	177,350	2,321,511
First Trust High Income Long/Short Fund	360,222	5,410,534
First Trust Intermediate Duration Preferred & Income Fund	443,110	10,080,752
Invesco Dynamic Credit Opportunities Fund	428,719	4,793,078
Invesco Senior Income Trust	789,618	3,411,150
NexPoint Strategic Opportunities Fund	378,356	7,158,496
Nuveen Floating Rate Income Fund	380,459	3,747,521
Description	Shares	Fair Value
CLOSED-END FUNDS (Continued)
Fixed Income (Continued)
Nuveen Preferred Securities Income Fund	1,085,983	$10,316,839
PGIM Global High Yield Fund	637,968	9,218,638
PGIM High Yield Bond Fund	622,099	9,101,308
Templeton Emerging Markets Income Fund	639,298	6,533,626
Wells Fargo Income Opportunities Fund	1,165,896	9,606,983
Western Asset Emerging Markets Debt Fund	674,510	9,658,983
Western Asset High Income Fund II	1,478,443	10,378,670
Western Asset High Income Opportunity Fund	1,209,334	6,203,883
		180,080,855
Total Closed-End Funds (Cost $220,605,646)		225,067,150
Total Investments — 99.9% (Cost $220,605,646)		$225,067,150

Percentages are based on Net Assets of $225,373,152.

MLP — Master Limited Partnership

As of June 30, 2019, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended June 30, 2019, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares High Income ETF

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

YieldShares High Income ETF
Assets:
Investments at Cost	$220,605,646
Investments at Fair Value	$225,067,150
Cash	76,021
Dividends Receivable	321,050
Total Assets	225,464,221

Liabilities:
Advisory Fees Payable	91,069

Total Liabilities	91,069

Net Assets	$225,373,152

Net Assets Consist of:
Paid-in Capital	$242,617,859
Total Distributable Loss	(17,244,707)

Net Assets	$225,373,152

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,550,000
Net Asset Value, Offering and Redemption Price Per Share	$17.96

The accompanying notes are an integral part of the financial statements.

YieldShares High Income ETF

Statement of Operations

For the six-month period ended June 30, 2019 (Unaudited)

YieldShares High Income ETF
Investment Income:
Dividend and Interest Income	$8,555,069

Total Investment Income	8,555,069

Expenses:
Advisory Fees	519,404

Total Expenses	519,404

Net Investment Income	8,035,665

Net Realized Loss on:
Investments(1)	(11,930,536)

Net Change in Unrealized Appreciation on:
Investments	33,620,909

Net Realized and Unrealized Gain on Investments	21,690,373

Net Increase in Net Assets Resulting from Operations	$29,726,038

(1)    Includes any realized gains or losses as a result of in-kind transactions. (See Note 4)

The accompanying notes are an integral part of the financial statements.

YieldShares High Income ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Operations:
Net Investment Income	$8,035,665	$12,028,366
Net Realized Gain (Loss) on Investments(1)	(11,930,536)	2,224,510
Capital Gain Distributions From Underlying Closed End Funds	—	660,842
Net Change in Unrealized Appreciation (Depreciation) on Investments	33,620,909	(35,808,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,726,038	(20,894,482)

Distributions	(9,353,500)	(12,028,366)

Return of Capital	—	(4,637,634)

Capital Share Transactions:
Issued	42,467,545	24,965,540
Redeemed	(11,993,011)	(35,102,029)

Increase (Decrease) in Net Assets from Capital Share Transactions	30,474,534	(10,136,489)

Total Increase (Decrease) in Net Assets	50,847,072	(47,696,971)

Net Assets:
Beginning of Period	174,526,080	222,223,051
End of Period	$225,373,152	$174,526,080

Share Transactions:
Issued	2,400,000	1,350,000
Redeemed	(700,000)	(1,900,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,700,000	(550,000)

(1)          Includes any realized gains or losses as a result of in-kind transactions. (See Note 4)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

YieldShares High Income ETF

Financial Highlights

Selected Per Share Data & Ratios
For the six months ended June 30, 2019 (Unaudited) and Year ended December, 31.
For a Share Outstanding Throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(2)
YieldShares High Income ETF†
2019	$16.09	$0.67	$1.98		$2.65	$(0.78)	$—	$—	$(0.78)	$17.96	$17.93	16.66%	$225,373	0.50	%(3)(4)	7.74	%(3)(4)	41%
2018	$19.49	$1.13	$(2.97)		$(1.84)	$(1.13)	$—	$(0.43)	$(1.56)	$16.09	$16.07	(9.97)%	$174,526	0.50	%(4)	6.19	%(4)	40%
2017	$18.55	$1.22	$1.31		$2.53	$(1.20)	$—	$(0.39)	$(1.59)	$19.49	$19.50	14.03%	$222,223	0.50	%(4)	6.27	%(4)	34%
2016	$17.84	$1.22	$1.41		$2.63	$(1.20)	$—	$(0.72)	$(1.92)	$18.55	$18.56	15.42%	$117,817	0.50	%(4)	6.62	%(4)	17%
2015	$21.43	$1.30	$(2.97)		$(1.67)	$(1.30)	$—	$(0.62)	$(1.92)	$17.84	$17.84	(8.26)%	$77,621	0.50	%(4)	6.48	%(4)	1%
2014	$23.16	$1.18	$(0.85	)(5)	$0.33	$(1.17)	$(0.02)	$(0.87)	$(2.06)	$21.43	$21.56	1.03%	$77,132	0.50	%(4)	5.06	%(4)	111%

*	Per share data calculated using average shares method.
†	Formerly, Sustainable North American Oil Sands ETF.
(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(3)	Annualized.
(4)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.
(5)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of the financial statements.

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for the Fund. Vident Investment Advisory, LLC (“Vident”) and Amplify Investments LLC (“Amplify”) (each a, “Sub-Adviser”, and together, the “Sub-Advisers”) serve as sub-advisers to the Fund.

Shares of the Fund (“Shares”) are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value for the period ended June 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended June 30, 2019, there have been no significant changes to the Fund’s fair valuation methodologies. It is the Fund’s policy to recognize transfers into or out of all levels at the end of the reporting period.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open remain subject to examination and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and would be classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of the trades resulting from such transaction. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown as of June 30, 2019:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$898,000	$500

Creation Units may be issued or redeemed in advance of receipt by the Fund of all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Other — The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers, including daily monitoring of the purchase and sale of securities by Vident and regular review of the Sub-Advisers’ performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for services as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (the “Sub-License Agreement”) with YieldShares LLC (the “Sponsor”). Under the Sub-License Agreement, the Sponsor has agreed to sub-license the use of the Index to the Adviser.

Sub-Advisory Agreements

Vident Investment Advisory, LLC is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. Vident is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Amplify Investments, LLC is a Delaware limited liability company located at 310 S. Hale Street, Wheaton, Illinois 60187. Pursuant to the terms of a sub-advisory agreement between the Adviser and Amplify, other than certain functions delegated to Vident, Amplify is responsible for the day-to-day management of the Fund, may make investment decisions for the Fund as determined necessary by Amplify, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, Amplify has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses. Amplify receives a fee from the Adviser, calculated daily and paid monthly, at the following annual rates expressed as a percentage of the average daily net assets of the Fund: 0.38% on the first $50 million, 0.39% on the next $200 million, and 0.41% above $250 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

3. AGREEMENTS (continued)

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. Currently, no payments are made under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$61,418,649	$61,840,810

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six-month period ended June 30, 2019, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain
$42,274,132	$11,946,240	$413,293

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable loss in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended December 31, 2018 and ended December 31, 2017:

YieldShares High Income ETF	Income Distribution	Return of Capital	Totals
2018	$12,028,366	$4,637,634	$16,666,000
2017	10,921,035	3,501,965	14,423,000

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

As of December 31, 2018, the components of Distributable Loss on a tax basis were as follows:

YieldShares High Income ETF
Capital Loss Carryforwards	$(7,236,035)
Post October Losses	(4,755)
Unrealized Depreciation	(30,376,455)
Total Distributable Loss	$(37,617,245)

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of December 31, 2018, the Fund has the following capital/loss carry forwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring Capital Loss Carryforwards
YieldShares High Income ETF	$954,966	$6,281,069	$7,236,035

During the fiscal year ended December 31, 2018, the fund utilized capital loss carryforward to offset capital gains $2,354,978.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2019, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
YieldShares High Income ETF	$220,605,646	$8,819,241	$(4,357,737)	$4,461,504

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

Risk of Market Price Discount from/Premium to Net Asset Value

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

7. OTHER

At June 30, 2019, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. NEW ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

YieldShares High Income ETF

Notes to Financial Statements

June 30, 2019 (Unaudited) (Concluded)

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Other than the matter below, no such subsequent events were identified.

The Board of Trustees of Exchange Traded Concepts Trust has approved the proposed reorganization of the YieldShares High Income ETF into the Amplify High Income ETF (the “Acquiring Fund”), a newly created series of Amplify ETF Trust. The proposed reorganization is subject to certain conditions including approval by shareholders of the Fund.

The Acquiring Fund will have the same investment objective and principal investment strategies as the Fund. Amplify Investments LLC (“Amplify”), a sub-adviser to the Fund, will replace Exchange Traded Concepts, LLC as investment adviser. Penserra Capital Management LLC will replace Vident Investment Advisory, LLC as sub-adviser. The management fee and total annual fund operating expenses of the Acquiring Fund are expected to be the same as the Fund.

The proposed reorganization would occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the reorganization. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes.

Shareholders of record of the Fund will receive proxy materials soliciting their vote with respect to the proposed reorganization. If approved by shareholders, the reorganization is expected to occur by the end of the third quarter of 2019.

YieldShares High Income ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2019 to June 30, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF
Actual Fund Return	$1,000.00	$1,166.60	0.50%	$2.69
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

*      Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half period shown).

YieldShares High Income ETF

Approval of Advisory & Sub-Advisory Agreements

(Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) held on May 23, 2019 the Board considered and approved the continuance of the following agreements (the “Agreements”) with respect to the YieldShares High Income ETF (the “Fund”):

•     the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC currently provides advisory services to the Fund;

•     the sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”), pursuant to which Vident currently provides sub-advisory services to the Fund; and

•     the sub-advisory agreement between ETC and Amplify Investments LLC (“Amplify” and, together with ETC and Vident, the “Advisers”), pursuant to which Amplify currently provides sub-advisory services to the Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by each Adviser to the Fund; (ii) each Adviser’s costs and profits realized from providing such services, including any fall-out benefits enjoyed by each Adviser or its affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (v) the extent to which the Fund tracks its underlying index; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Vident and Amplify, as well as monitoring compliance with various Fund policies and procedures and applicable securities regulations. The Board also noted that Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of ETC and the Board. The Board further noted that Amplify had agreed, among other things, to assume ETC’s responsibility to pay, or cause to be paid, all fees and expenses incurred by the Fund, except for certain customarily excluded expenses, and, from time to time, make investment decisions for the Fund as Amplify determines necessary. The Board also noted that Amplify continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of ETC and the Board. The Board considered that YieldShares LLC (“YieldShares”), an affiliate of Amplify, serves as the Fund’s sponsor and that, in this capacity, YieldShares sub-licenses the use of the Fund’s underlying index to ETC and licenses the use of its name for use in the name of the Fund. The Board considered the qualifications, experience, and responsibilities of each Adviser’s investment personnel, the quality of each Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each Adviser has appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s and Vident’s registration forms on Form ADV as well as ETC and Vident’s responses to a detailed series of questions, which included a description of ETC’s and Vident’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with memoranda from ETC and Vident updating the information previously provided. The Board further noted that it had also reviewed Amplify’s

YieldShares High Income ETF

Approval of Advisory & Sub-Advisory Agreements

(Unaudited) (Continued)

registration form on Form ADV as well as Amplify’s responses to a detailed series of questions, which included a description of Amplify’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered each Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs they manage outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended December 31, 2018. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s oversight of Vident and Amplify, including oversight of whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was to be expected as it was in part the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was otherwise generally in line with that of its underlying index and determined that such anticipated underperformance did not necessitate significant additional review. The Board further noted that it receives reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC, Vident, and Amplify.

The Board reviewed the advisory fee paid to ETC and the sub-advisory fees paid to Vident and Amplify for their services to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was in the middle of the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, interest, and acquired fund fees and expenses. The Board noted that ETC is responsible for compensating the Fund’s other service providers, including Vident and Amplify, and paying the Fund’s other expenses out of its own fee and resources. The Board noted that Vident’s sub-advisory fee was consistent with the range of fees received by Vident for its service as a sub-adviser to other funds. The Board further noted that Vident’s sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered the sub-advisory fee paid to Amplify in light of the services ETC and Vident provide as investment adviser and trading sub-adviser to the Fund, respectively, and considered Amplify’s agreement to assume ETC’s responsibility to pay, or cause to be paid, the Fund’s expenses. The Board considered that each sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC, Vident, and Amplify. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to ETC given the work performed by and the responsibilities of each firm. The Board considered the costs and expenses incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each Adviser from its relationship with the Fund, and reviewed profitability analyses from each Adviser with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable

YieldShares High Income ETF

Approval of Advisory & Sub-Advisory Agreements

(Unaudited) (Concluded)

in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that while the Fund had continued to grow in terms of assets, no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

YieldShares High Income ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Advisers:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Amplify Investments LLC

310 S. Hale St.

Wheaton, IL 60187

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-SA-001-0700

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens Trustee and President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens Trustee and President
Date: September 6, 2019

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr. Treasurer

Date: September 6, 2019